              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON OCTOBER 24, 2002

                                         SECURITIES ACT REGISTRATION NO. 2-74139

                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-3264
--------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                           PRE-EFFECTIVE AMENDMENT NO.                       / /


                        POST-EFFECTIVE AMENDMENT NO. 34                      /X/

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940                     / /


                                AMENDMENT NO. 35                             /X/


                        (Check appropriate box or boxes)

                            ------------------------

                     PRUDENTIAL GOVERNMENT SECURITIES TRUST
               (Exact name of registrant as specified in charter)
            (Formerly, Prudential-Bache Government Securities Trust)

                              GATEWAY CENTER THREE
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7521

                             DEBORAH A. DOCS, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):


              /X/ immediately upon filing pursuant to
                  paragraph (b)
              / / on (date) pursuant to paragraph (b)
              / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a) (1)
              / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule
                  485

                  If appropriate, check the following box:
              / / this post-effective amendment designates a new
                  effective date for a previously filed
                  post-effective amendment.



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
                                EXPLANATORY NOTE

  This Post-Effective Amendment No. 34 to the Registration Statement of Prudential Government Securities Trust (the Registrant) (File No. 2-74139) (the Amendment) refers to the offering of the shares of U.S. Treasury Money Market Series of Prudential Government Securities Trust and is not intended to amend the prospectus of the Money Market Series, dated January 28, 2002, the other series of the Registrant. The following items, which have been filed with the Securities and Exchange Commission (the Commission) on the dates indicated below, are incorporated by reference into this Amendment: Part A, the Prospectus of U.S. Treasury Money Market Series, dated January 28, 2002, by reference to Post-Effective Amendment No. 32 to the Registration Statement filed with the Commission on January 28, 2002 (File No. 2-74139) and the supplement relating to the Prospectus of U.S. Treasury Money Market Series, by reference to Post Effective Amendment No. 33 to the Registration Statement filed with the Commission on October 23, 2002 (File No. 2-74139); Part B, the Statement of Additional Information of the Registrant filed on January 28, 2002 (the SAI) by reference to Post Effective Amendment No. 32 to the Registration Statement filed with the Commission on January 28, 2002 (File No. 2-74139), the Supplement to the SAI by reference to Post Effective Amendment No. 33 to the Registration Statement filed with the Commission on October 23, 2002 (File No. 2-74139), the U.S. Treasury Money Market Series' financial statements for the six month reporting period ended May 31, 2002, as included in such series' semi-annual report to shareholders dated May 31, 2002, filed with the Commission on July 25, 2002 (File No. 811-3264), the U.S. Treasury Money Market Series' and the Money Market Series' financial statements for the fiscal year ended
November 30, 2001, as included in such series' 2001 annual report to shareholders dated November 30, 2001, filed with the Commission on January 24, 2002; Part C of the Registration Statement of the Registrant by reference to Post Effective Amendment No. 33 to the Registration Statement filed with the Commission on October 23, 2002 (File No. 2-74139), including Items 24 through 30.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS.

        (a) (1) Declaration of Trust as amended and restated on September 6, 1988 of the Registrant. Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (2) Amendment to Declaration of Trust, dated March 1, 1991. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (3) Amended Certificate of Designation dated July 27, 1995. Incorporated by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996 (File No. 2-74139).

          (4) Amended Certificate of Designation dated January 22, 1996. Incorporated by reference to Exhibit No. 1(d) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996 (File No. 2-74139).

          (5) Amended Certificate of Designation dated February 21, 1997. Incorporated by reference to Exhibit No. 1(e) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on February 4, 1997 (File No. 2-74139).


          (6) Amended and Restated Certificate of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value. Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).


        (b) Amended and Restated By-Laws of the Registrant. Incorporated by reference to Exhibit (b) to Post Effective Amendment No. 31 to Registration Statement on Form N-1A filed via EDGAR February 2, 2001 (File No. 2-74139).

        (c) (1) Specimen certificate for shares of beneficial interest issued by the Registrant. Incorporated by reference to Exhibit No. (c)(1) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 29, 1999 (File No. 2-74139).

          (2) Specimen certificate for shares of beneficial interest issued by the Registrant's U.S. Treasury Money Market Series. Incorporated by reference to Exhibit No. (c)(2) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 29, 1999 (File No. 2-74139).

          (3) Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (d) (1) Management Agreement dated August 9, 1988, as amended on November 19, 1993, between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

          (2) Subadvisory Agreement dated August 9, 1988, between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (3) Amendment to Subadvisory Agreement dated November 18, 1999, between Prudential Investments Fund Management LLC and The Prudential Investment Corporation. Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

        (e) (1) Distribution Agreement with Prudential Investment Management Services LLC. Incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 28 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 1999.

          (2) Dealer Agreement. Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 28 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 1999.

        (g) (1) Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (2) Amendment to Custodian Agreement dated February 22, 1999 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

          (3) Amendment to Custodian Contract/Agreement dated as of July 17, 2001 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(3) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).

          (4) Amendment to Custodian Contract/Agreement dated as of January 17, 2002 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(4) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).

        (h) (1) Transfer Agency Agreement between the Registrant an Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (2) Amendment to Transfer Agency and Service Agreement dated
          August 24, 1999 by and between the Registrant and Prudential Mutual Fund Services LLC (successor to Prudential Mutual Fund Services, Inc). Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).


          (3) Service Agreement between the Registrant and Prudential Securities Incorporated. Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



          (4) Service Agreement between the Registrant and Pruco Securities Corporation. Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).


        (i) (1) Opinion of Sullivan & Worcester. Incorporated by reference to Exhibit No. (1) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 25, 1999 (File
          No. 2-74139).


          (2) Consent of Sullivan and Worcester. Incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).


        (j) Consent of Independent Accountants. Incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).

        (m) (1) Distribution and Service Plan for Class A Shares, dated December 20, 1990, as amended and restated on July 1, 1993 and August 1, 1995 (Money Market Series and U.S. Treasury Money Market Series). Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

          (2) Distribution and Service Plan for Class A Shares, dated July 26, 1995, as amended and restated on July 1, 1993 and August 1, 1995 (Short-Intermediate Term Series). Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File
          No. 2-74139).


          (3) Distribution Plan for Class S shares of U.S. Treasury Money Market Series. Incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).


        (n) (1) Rule 18f-3 Plan for Money Market Series. Incorporated by reference to Exhibit 18 to Post Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996.

          (2) Rule 18f-3 Plan for Money Market Series, U.S. Treasury Money Market Series and Short-Intermediate Term Series. Incorporated by reference to Exhibit No. 18(b) to Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A via EDGAR on February 4, 1997 (File No. 2-74139).

          (3) Rule 18f-3 Plan for U.S. Treasury Money Market Series dated August 15, 2002. Incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



        (p) (1) Code of Ethics of the Registrant dated September 4, 2002. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



          (2) Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC dated September 4, 2002. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 33 to the Registration Statement filed on Form N-1A via EDGAR on October 23, 2002 (File No. 2-74139).



        (q) Powers of Attorney. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed via EDGAR on January 28, 2002 (File No. 2-74139).

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 24th day of October, 2002.


                                               PRUDENTIAL GOVERNMENT SECURITIES
                                               TRUST

                                               By:               *
                                                 -------------------------------
                                                     David R. Odenath, Jr.,
                                                             President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                      SIGNATURE                        TITLE                                        DATE
                      ---------                        -----                                        ----

                          *
     -------------------------------------------       Trustee
                  Eugene C. Dorsey

                          *
     -------------------------------------------       Trustee
                   Delayne D. Gold

                          *
     -------------------------------------------       Vice President and Trustee
                   Robert F. Gunia

                          *
     -------------------------------------------       Trustee
                  Thomas T. Mooney

                          *
     -------------------------------------------       Trustee
                   Stephen P. Munn

                          *
     -------------------------------------------       President and Trustee
                David R. Odenath, Jr.

                          *
     -------------------------------------------       Trustee
                 Richard A. Redeker

                          *
     -------------------------------------------       Vice President and Trustee
                    Judy A. Rice

                          *
     -------------------------------------------       Trustee
                 Nancy Hays Teeters

                          *
     -------------------------------------------       Trustee
                 Louis A. Weil, III

                          *
     -------------------------------------------       Treasurer and Principal Financial and
                   Grace C. Torres                      Accounting Officer

By: /s/ Deborah A. Docs
   ------------------------------------------

    (Deborah A. Docs,                                           October 24, 2002

    Attorney-in-Fact)